Consolidated Statements of Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Equity settled share-based compensation (a non-cash item) is included in administration expenses and project evaluation	$ 6,002	$ 5,652